Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 24,100	$ 17,400
Payables from securities financing transactions	15,500	5,800
Cash collateral payables on derivative instruments	36,400	34,900
Customer deposits	756,700	561,800
Funding from UBS Group AG measured at amortized cost	143,800	86,100
Debt issued measured at amortized cost	108,500	73,600
Other financial liabilities measured at amortized cost	18,300	9,400
of which: lease liabilities	4,500	3,300
Total financial liabilities measured at amortized cost	1,103,200	789,100
Financial liabilities at fair value held for trading	35,247	31,712
Derivative financial instruments	180,678	140,707
Brokerage payables designated at fair value	49,000	42,300
Debt issued designated at fair value	114,100	93,000
Other financial liabilities designated at fair value	42,600	30,800
Total financial liabilities measured at fair value through profit or loss	421,700	338,400
Total financial liabilities, undiscounted cash flows	1,524,900	1,127,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	79,600	44,000
Guarantees	40,700	33,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	24,900	10,400
Irrevocable committed prolongation of existing loans	4,600	4,200
Total	149,800	91,900
Trading portfolio liabilities contractually due within one month	33,000	29,900
Trading portfolio liabilities contractually due between one month and one year	2,200	1,800
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	166	52
Notional amounts of derivatives	66,300	65,200
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	13,500	6,200
Payables from securities financing transactions	5,400	4,000
Cash collateral payables on derivative instruments	36,300	34,900
Customer deposits	612,300	433,500
Funding from UBS Group AG measured at amortized cost	300	2,800
Debt issued measured at amortized cost	8,500	6,400
Other financial liabilities measured at amortized cost	11,400	6,200
of which: lease liabilities	100	0
Total financial liabilities measured at amortized cost	687,800	494,100
Financial liabilities at fair value held for trading	35,200	31,700
Derivative financial instruments	180,700	140,700
Brokerage payables designated at fair value	49,000	42,300
Debt issued designated at fair value	12,100	13,100
Other financial liabilities designated at fair value	22,600	22,100
Total financial liabilities measured at fair value through profit or loss	299,600	249,900
Total financial liabilities, undiscounted cash flows	987,400	744,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	78,700	43,000
Guarantees	40,700	33,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	24,900	10,400
Irrevocable committed prolongation of existing loans	2,500	2,000
Total	146,700	88,800
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	3,100	2,600
Payables from securities financing transactions	1,500	1,100
Customer deposits	66,500	49,700
Funding from UBS Group AG measured at amortized cost	4,000	1,700
Debt issued measured at amortized cost	7,700	11,900
Other financial liabilities measured at amortized cost	100	100
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	83,000	67,000
Debt issued designated at fair value	11,700	11,800
Other financial liabilities designated at fair value	500	100
Total financial liabilities measured at fair value through profit or loss	12,200	11,900
Total financial liabilities, undiscounted cash flows	95,200	78,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	500
Irrevocable committed prolongation of existing loans	700	800
Total	1,200	1,400
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	3,100	3,900
Payables from securities financing transactions	700	700
Customer deposits	53,700	51,600
Funding from UBS Group AG measured at amortized cost	6,400	1,700
Debt issued measured at amortized cost	30,600	27,400
Other financial liabilities measured at amortized cost	700	400
of which: lease liabilities	600	400
Total financial liabilities measured at amortized cost	95,300	85,700
Debt issued designated at fair value	28,100	22,500
Other financial liabilities designated at fair value	1,400	800
Total financial liabilities measured at fair value through profit or loss	29,600	23,300
Total financial liabilities, undiscounted cash flows	124,900	109,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,400	1,300
Total	1,700	1,800
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	1,500	300
Payables from securities financing transactions	2,800
Customer deposits	9,900	16,900
Funding from UBS Group AG measured at amortized cost	21,900	11,000
Debt issued measured at amortized cost	16,800	7,000
Other financial liabilities measured at amortized cost	900	500
of which: lease liabilities	700	500
Total financial liabilities measured at amortized cost	53,700	35,600
Debt issued designated at fair value	27,700	25,700
Other financial liabilities designated at fair value	1,700	300
Total financial liabilities measured at fair value through profit or loss	29,400	26,000
Total financial liabilities, undiscounted cash flows	83,100	61,600
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0	0
Total	0	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	2,800	4,400
Payables from securities financing transactions	5,000
Customer deposits	13,900	9,800
Funding from UBS Group AG measured at amortized cost	44,600	31,900
Debt issued measured at amortized cost	20,700	12,800
Other financial liabilities measured at amortized cost	2,500	1,100
of which: lease liabilities	1,500	1,100
Total financial liabilities measured at amortized cost	89,600	60,100
Debt issued designated at fair value	12,500	8,100
Other financial liabilities designated at fair value	1,600	300
Total financial liabilities measured at fair value through profit or loss	14,100	8,400
Total financial liabilities, undiscounted cash flows	103,700	68,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments		0
Irrevocable committed prolongation of existing loans		0
Total		0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks		0
Customer deposits	300	300
Funding from UBS Group AG measured at amortized cost	50,300	24,100
Debt issued measured at amortized cost	24,200	8,100
Other financial liabilities measured at amortized cost	2,600	1,100
of which: lease liabilities	1,500	1,100
Total financial liabilities measured at amortized cost	77,400	33,600
Debt issued designated at fair value	22,100	11,800
Other financial liabilities designated at fair value	14,800	7,200
Total financial liabilities measured at fair value through profit or loss	36,900	19,000
Total financial liabilities, undiscounted cash flows	114,300	52,600
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Funding from UBS Group AG measured at amortized cost	16,300	12,900
Total financial liabilities measured at amortized cost	16,300	12,900
Total financial liabilities, undiscounted cash flows	$ 16,300	$ 12,900